Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 03, 2017	Dec. 31, 2016
General and Administrative Expense [Member]
Subsequent Event [Line Items]
Acquisition related costs		$ 0.3
Unidesk Corporation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Total consideration in business acquisitions	$ 60.5
Cash acquired from the acquisition	2.7
Acquisition transaction costs	$ 0.3